Securities - Summary of Unrealized Gains and Losses on Securities at Fair Value through Other Comprehensive Income (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 78,180	$ 81,756
Gross unrealized gains	723	698
Gross unrealized losses	(568)	(534)
Fair value	78,335	81,920
Canadian government debt - issued or guaranteed, Federal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	3,841	2,562
Gross unrealized gains	1	1
Gross unrealized losses	(139)	(22)
Fair value	3,703	2,541
Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	3,328	3,237
Gross unrealized gains	3	27
Gross unrealized losses	(199)	(31)
Fair value	3,132	3,233
U.S. federal state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	34,678	38,523
Gross unrealized gains	353	323
Gross unrealized losses	(204)	(322)
Fair value	34,827	38,524
Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	5,949	7,336
Gross unrealized gains	8	11
Gross unrealized losses	(1)	(2)
Fair value	5,956	7,345
Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,757	2,418
Gross unrealized gains	2	5
Gross unrealized losses	(12)	(53)
Fair value	2,747	2,370
Asset-backed securities, CDO [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	7,074	7,504
Gross unrealized gains	1
Gross unrealized losses	(1)	(90)
Fair value	7,074	7,414
Asset-backed securities, Non CDO [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	580	859
Gross unrealized gains	6	2
Gross unrealized losses		(7)
Fair value	586	854
Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	19,731	19,041
Gross unrealized gains	57	76
Gross unrealized losses	(11)	(3)
Fair value	19,777	19,114
Equities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	242	276
Gross unrealized gains	292	253
Gross unrealized losses	(1)	(4)
Fair value	$ 533	$ 525